UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one:  [ ]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 1800

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      11/14/06
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total:  426952
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBEMARLE CORP                 COM              012653101      737    13574 SH       SOLE                    13574
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      471     7574 SH       SOLE                     7574
ALLSTATE CORP                  COM              020002101     6115    97485 SH       SOLE                    43312             54173
APPLE COMPUTER INC. COM        COM              037833100      273     3548 SH       SOLE                      264              3284
ARCH CAPITAL GROUP LTD         COM              G0450A105     1573    24770 SH       SOLE                    11005             13765
ATWOOD OCEANICS INC.           COM              050095108      535    11892 SH       SOLE                    11892
AVAYA INC                      COM              053499109     1228   107299 SH       SOLE                    85620             21679
AXIS CAPITAL HOLDINGS LTD      COM              G0692U109      945    27229 SH       SOLE                    27229
BEST BUY INC COM               COM              086516101     4878    91084 SH       SOLE                    41296             49788
BUCYRUS INTERNATIONAL INC      COM              118759109     1888    44503 SH       SOLE                    44503
CAMECO CORP                    COM              13321L108     7989   218460 SH       SOLE                   102380            116080
CASTLE BRANDS INC.             COM              148435100     2924   400500 SH       SOLE                   169718            230782
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202    10871   162128 SH       SOLE                    97946             64182
CHAPARRAL STEEL CO.            COM              159423102    22997   675199 SH       SOLE                   399124            276075
CISCO SYS INC                  COM              17275R102      273    11878 SH       SOLE                      888             10990
CLEVELAND CLIFFS INC.          COM              185896107      502    13172 SH       SOLE                    13172
CNX GAS CORP                   COM              12618H309     3062   132140 SH       SOLE                    58118             74022
COHEN & STEERS INC             COM              19247A100     1190    36766 SH       SOLE                    36766
COMMERCIAL METALS COMPANY      COM              201723103      792    38960 SH       SOLE                    38960
COVANTA HOLDING CORP           COM              22282E102     4900   227595 SH       SOLE                    99645            127950
CRAY INC                       COM              225223304      396    35623 SH       SOLE                     2664             32959
DEXCOM INC.                    COM              252131107     8489   762740 SH       SOLE                   440256            322484
DXP ENTERPRISES INC.           COM              233377407     2983   127524 SH       SOLE                   127524
ENGLOBAL CORP                  COM              293306106     8366  1351460 SH       SOLE                   745277            606183
ENSCO INTERNATIONAL            COM              26874Q100     2871    65499 SH       SOLE                    28986             36513
FMC TECHNOLOGIES INC.          COM              30249U101     8292   154414 SH       SOLE                    85631             68783
FOSTER WHEELER LTD             COM              G36535139     3696    95766 SH       SOLE                    46947             48819
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     1053    19766 SH       SOLE                     8684             11082
GAMESTOP CORP CL A             COM              36467W109      948    20486 SH       SOLE                    20486
GARMIN LTD                     COM              G37260109      937    19215 SH       SOLE                     2484             16731
GARTNER INC                    COM              366651107      305    17349 SH       SOLE                     1297             16052
GERDAU AMERISTEEL CORP.        COM              37373P105    19862  2175437 SH       SOLE                  1271799            903638
GMX RESOURCES INC              COM              38011M108      456    14516 SH       SOLE                    14516
GOODRICH PETROLEUM CORP        COM              382410405     1853    61522 SH       SOLE                    27161             34361
GOODYEAR TIRE & RUBBER         COM              382550101      935    64477 SH       SOLE                    64477
HARSCO CORP                    COM              415864107     1834    23620 SH       SOLE                    23620
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107     7171   214714 SH       SOLE                    94115            120599
HOLLY CORP                     COM              435758305     1163    26834 SH       SOLE                    24479              2355
J. CREW GROUP INC              COM              46612H402      527    17537 SH       SOLE                    17537
JAMES RIVER GROUP INC          COM              470359100      572    19502 SH       SOLE                    19502
JOY GLOBAL INC.                COM              481165108     8617   229349 SH       SOLE                   134275             95074
LIONS GATE ENTERTAINMENT CORP. COM              535919203      945    94428 SH       SOLE                    94428
LUFKIN INDUSTRIES INC          COM              549764108      268     5055 SH       SOLE                     5055
MANNKIND CORP                  COM              56400P201    10546   555045 SH       SOLE                   275015            280030
MARVEL ENTERTAINMENT           COM              57383T103     1540    63774 SH       SOLE                    63774
MCDERMOTT INTL INC COM         COM              580037109     8719   208587 SH       SOLE                   110177             98410
MICRON TECHNOLOGY INC          COM              595112103     6110   351167 SH       SOLE                   153606            197561
MOVIE GALLERY INC COM          COM              624581104     1505   767956 SH       SOLE                   336511            431445
MUELLER WATER PRODUCTS         COM              624758108     1400    95835 SH       SOLE                    95835
NATCO GROUP                    COM              63227W203     9215   319950 SH       SOLE                   232774             87176
NEKTAR THERAPEUTICS            COM              640268108     2774   192486 SH       SOLE                   106950             85536
NII HOLDINGS INC               COM              62913F201    10325   166099 SH       SOLE                    96605             69494
OCEANEERING INTL INC COM       COM              675232102     5529   179504 SH       SOLE                    76792            102712
ODYSSEY RE HOLDINGS            COM              67612W108     1536    45465 SH       SOLE                    20138             25327
OLYMPIC STEEL INC.             COM              68162K106      292    11752 SH       SOLE                    11752
ORACLE CORP                    COM              68389X105    14760   832010 SH       SOLE                   407795            424215
OREGON STL MLS INC COM         COM              686079104    17723   362666 SH       SOLE                   211469            151197
PEABODY ENERGY CORP            COM              704549104     1661    45170 SH       SOLE                    23165             22005
PHOENIX TECHNOLOGY LTD         COM              719153108      236    54971 SH       SOLE                     4088             50883
QUANTUM FUEL SYSTEMS TECH WORL COM              74765E109     6372  3218322 SH       SOLE                  1820092           1398230
RELIANCE STEEL & ALUMINUM CO   COM              759509102      903    28104 SH       SOLE                    28104
RENAISSANCE RE HOLDINGS LTD    COM              G7496G103     1384    24884 SH       SOLE                    24884
RESEARCH IN MOTION LIMITED     COM              760975102     7704    75054 SH       SOLE                    31521             43533
RESTORATION HARDWARE INC       COM              760981100      557    64248 SH       SOLE                    64248
ROSETTA RESOURCES INC          COM              777779307      545    31720 SH       SOLE                    31720
SEARS HOLDINGS CORP            COM              812350106    18324   115907 SH       SOLE                    58748             57159
SEITEL INC.                    COM              816074405    13548  3691558 SH       SOLE                  2198098           1493460
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     1550    64613 SH       SOLE                    42861             21752
SUN MICROSYSTEMS               COM              866810104      251    50770 SH       SOLE                     3781             46989
SUNCOR ENERGY INC.             COM              867229106     8326   115553 SH       SOLE                    62363             53190
SUNOCO INC.                    COM              86764P109      885    14230 SH       SOLE                    14230
SUPPORT COM INC                COM              868587106     2089   478123 SH       SOLE                   399181             78942
SYNTROLEUM CORP                COM              871630109      299    62490 SH       SOLE                     4646             57844
TELEDYNE TECHNOLOGIES INC      COM              879360105      364     9187 SH       SOLE                      684              8503
TELLABS INC                    COM              879664100      202    18412 SH       SOLE                     1377             17035
TESORO CORP COM                COM              881609101     1110    19149 SH       SOLE                    19149
TODCO                          COM              88889T107    17597   508585 SH       SOLE                   292321            216264
TOWER GROUP INC                COM              891777104      832    24939 SH       SOLE                    24939
TRANSACT TECHNOLOGIES INC.     COM              892918103     1762   198007 SH       SOLE                   169135             28872
TRANSOCEAN OFFSHORE COM        COM              G90078109     4472    61070 SH       SOLE                    30560             30510
UCBH HOLDINGS INC.             COM              90262T308     1155    66164 SH       SOLE                    66164
ULTRA PETROLEUM CORP           COM              903914109    12103   251563 SH       SOLE                   135357            116206
UNITED STATES STEEL CORP       COM              912909108     6421   111318 SH       SOLE                    59103             52215
US GLOBAL INVESTORS INC.       COM              902952100     3710   151013 SH       SOLE                   151013
VA SOFTWARE CORPORATION        COM              91819B105    14204  3533357 SH       SOLE                  2012603           1520754
VALERO ENERGY CORP             COM              91913y100     5023    97594 SH       SOLE                    44062             53532
VITALSTREAM HOLDINGS <Private  COM              92847T209     3723   421686 SH       SOLE                   421686
VITALSTREAM HOLDINGS INC       COM              92847T209    11477  1299791 SH       SOLE                   717214            582577
WALTER INDUSTRIES INC.         COM              93317Q105     3926    91997 SH       SOLE                    47921             44076
WHITING PETROLEUM CORP         COM              966387102      381     9509 SH       SOLE                     9509
WYNN RESORTS LTD               COM              983134107     2884    42399 SH       SOLE                    22863             19536
ACERGY SA                                       00443E104    10722   628141 SH       SOLE                   412120            216021
AMERICA MOVIL SA DE CV                          02364W105    10959   278361 SH       SOLE                   123671            154690
SONY CORP                                       835699307      635    15730 SH       SOLE                    15730